Filed Pursuant to Rule 497(e)
Registration Statement No. 333 - 145064

TIAA-CREF LIFE SEPARATE ACCOUNT
VA-1
TIAA-CREF LIFE INSURANCE COMPANY
PROSPECTUS SUPPLEMENT NUMBER (4)
Dated December 5, 2024, to the Intelligent Variable Annuity
®
Prospectus, as supplemented July 26, 2024, June 18, 2024 and June 14, 2024.
This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect name changes made to the Dimensional portfolios effective November 15, 2024.

Portfolio name prior to November 15, 2024	Portfolio name as of November 15, 2024
DFA VA Equity Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
DFA VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio	Dimensional VA Short-Term Fixed Portfolio
DFA VA US Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
DFA VA US Targeted Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
DFA VIT Inflation Protected Securities Portfolio	Dimensional VIT Inflation Protected Securities Portfolio
For more information about these changes and about the portfolios in general, refer to the Dimensional prospectuses.
Please keep this supplement with your prospectus for future reference.
PIKE6 (12/24)